Research and Development (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Research and Development Costs
Research and development costs for the years ended March 31, 2018, 2019 and 2020 consist of the following:

	Yen (millions)
	2018	2019	2020
Research and development expenditures incurred during the reporting period	¥730,734	¥820,037	¥821,478
Amount capitalized	(132,800)	(161,232)	(192,397)
Amortization and impairment losses of capitalized development costs	153,922	148,100	175,042

Total	¥751,856	¥806,905	¥804,123